Other intangible assets - Additional information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) medecine	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about intangible assets [line items]
Weighted average interest rate for capitalised borrowing costs	4.00%	4.00%
Intangible assets, for which impairments have been charged	£ 102	£ 427
Intangible assets, for which impairments have been charged or reversed	0	0
Impairment (reversals)/losses recognised	4	(12)	£ 33
Belrestotug Development Programme (anti-TIGIT mAb)
Disclosure of detailed information about intangible assets [line items]
Impairment (reversals)/losses recognised	471
Internally generated
Disclosure of detailed information about intangible assets [line items]
Net book value of computer software	£ 197	£ 231
Hengrui Pharma Assets
Disclosure of detailed information about intangible assets [line items]
Number of medicines to be developed | medecine	12